Fees Summary - USD ($)		3 Months Ended
	Jun. 17, 2026	Mar. 31, 2026
Fees Summary [Line Items]
Total Offering	$ 38,940,000
Previously Paid Amount
Total Fee Amount	5,377.61
Total Offset Amount
Net Fee	$ 5,377.61
Offset Table N/A		N/A